Document and Entity Information	Mar. 24, 2022
Cover [Abstract]
Entity Address, Address Line Two	5th Floor
Amendment Flag	false
Entity Central Index Key	0001568651
Document Type	8-K
Document Period End Date	Mar. 24, 2022
Entity Registrant Name	Oscar Health, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40154
Entity Tax Identification Number	46-1315570
Entity Address, Address Line One	75 Varick Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(646)
Local Phone Number	403-3677
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock,$0.00001 par value per share
Trading Symbol	OSCR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false